UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2018

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	MFG INFRASTRUCTURE FUND
December 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 93.3%

	Shares	Value

AUSTRALIA — 18.6%
APA Group	3,959	$25,794
Macquarie Atlas Roads Group	10,229	50,324
Sydney Airport	7,624	42,040
Transurban Group	8,332	81,004

		199,162

CANADA — 8.8%
Canadian Pacific Railway	200	36,659
Enbridge	1,463	57,401

		94,060

CHILE — 1.8%
Aguas Andinas, Cl A	29,837	19,766

FRANCE — 9.0%
Aeroports de Paris	316	60,143
Getlink	2,791	35,927

		96,070

ITALY — 11.3%
Atlantia	1,793	56,668
Italgas	943	5,764
Snam	3,188	15,619
Societa Iniziative Autostradali e Servizi	1,303	24,283
Terna Rete Elettrica Nazionale	3,345	19,457

		121,791

NETHERLANDS — 2.6%
Koninklijke Vopak	640	28,105

NEW ZEALAND — 2.9%
Auckland International Airport	6,786	31,274

SPAIN — 1.5%
Aena SME (A)	81	16,438

THE ADVISORS’ INNER CIRCLE FUND III	MFG INFRASTRUCTURE FUND
December 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SWITZERLAND — 2.6%
Flughafen Zurich	123	$28,134

UNITED KINGDOM — 8.0%
National Grid	3,466	41,030
Severn Trent	358	10,470
United Utilities Group	3,066	34,404

		85,904

UNITED STATES — 26.2%

Industrials — 1.9%
Union Pacific	148	19,847

Real Estate — 10.1%
American Tower ‡	309	44,085
Crown Castle International ‡	579	64,275

		108,360

Utilities — 14.2%
American Water Works	112	10,247
Atmos Energy	396	34,012
Eversource Energy	476	30,074
Sempra Energy	450	48,114
WEC Energy Group	451	29,960

		152,407

Total Common Stock
(Cost $950,954)		1,001,318

RIGHTS — 0.6%

	Number of Rights	Value
Australia
Transurban Group *
(Cost $5,712)	655	6,368

Total Investments— 93.9%
(Cost $956,666)		$1,007,686

Percentages are based on Net Assets of $1,073,538.

THE ADVISORS’ INNER CIRCLE FUND III	MFG INFRASTRUCTURE FUND
December 31, 2017 (Unaudited)

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of December 31, 2017 was $16,438 and represents 1.5% of net assets.

‡	Real Estate Investment Trust
*	Expiration date unavailable.

Cl — Class

As of December 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. As of December 31, 2017, the Fund did not hold any Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

MFG-QH-001-0200

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 1, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 1, 2018